CONVERTIBLE NOTES - PowerUp Convertible Note - Additional Information (Details) - USD ($)		3 Months Ended				12 Months Ended
	Dec. 09, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Measurement period after conversion date						5 days
Debt conversion, converted instrument, shares issued (in shares)	872,093,023
Convertible Debt | Power Up Convertible Note
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding		$ 376,000					$ 376,000	$ 376,000
Debt conversion, average lowest closing price							65.00%
Measurement period after conversion date							10 days
Ownership Of Outstanding Stock Percentage							4.99%
Note conversions		$ 28,080	$ 14,600	$ 42,500	$ 182,500		$ 267,680
Interest redocumented as principal				$ 1,700	$ 7,300		$ 9,000
Debt conversion, converted instrument, shares issued (in shares)		280,800,000	155,824,176	47,155,556	95,014,902		578,794,634
Repayments of short-term debt							$ 0